Convertible unsecured senior notes	12 Months Ended
Nov. 30, 2020
Convertible Senior Notes [Abstract]
Convertible unsecured senior notes
17.	Convertible unsecured senior notes
On June 19, 2018, the Company closed a notes offering of convertible unsecured senior notes having an aggregate principal amount of $57,500. The notes bear interest at an annual rate of 5.75% (effective interest rate of 9.95%) and are convertible into common shares at the option of the holder at any time at a conversion price of $14.85 per common share, representing 3,872,053 common shares. The maturity date of the notes is June 30, 2023. The Company may redeem the notes prior to maturity at any time on or after June 30, 2021 if the current market price of the common shares is at least 130% of the conversion price. The notes are repayable at par value plus accrued and unpaid interest.
The movement in the carrying value of the convertible unsecured senior notes is as follows.

Proceeds allocated to liability component	$51,122

Transaction costs related to liability	(2,517)

As at June 19, 2018 (date of issuance)	48,605

Accretion expense	628

Convertible unsecured senior notes as at November 30, 2019	50,741

Accretion expense	1,662

Convertible unsecured senior notes as at November 30, 2020	$52,403